Northwestern Mutual Series Fund, Inc.
Supplement Dated August 30, 2022 to the
Statutory Prospectus Dated May 1, 2022
The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2022, as supplemented June 10, 2022 and June 28, 2022 (the “Prospectus”). You should read this Supplement together with the Prospectus.
Balanced Portfolio – Modification to Principal Investment Strategies
The Fund’s Board of Directors approved a modification to the Principal Investment Strategies employed for the Balanced Portfolio to authorize the unrestricted use of exchange-traded funds (“ETFs”). Effective October 1, 2022, the “PRINCIPAL INVESTMENT STRATEGIES” section of the Balanced Portfolio’s Summary is deleted and replaced with the following (restated to update references to ETF usage):
“PRINCIPAL INVESTMENT STRATEGIES
Investing in equity, fixed income and cash asset classes, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.
The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets utilizing the following strategic asset class target ranges:
Equity Exposure	Fixed Income or Debt Exposure	Cash Equivalents
35 – 55%	40 – 60%	0 – 20%
These foregoing percentage target ranges are not intended to establish minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any strategic asset class component.
The Portfolio operates primarily as a “fund of funds” to gain the Portfolio’s equity, fixed income and cash asset class exposure. The fund may invest in underlying Portfolios of Northwestern Mutual Series Fund, Inc. (each, an “Underlying Portfolio”) and exchange-traded funds (“ETFs”) which are not portfolios of Northwestern Mutual Series Fund, Inc. The Portfolio may obtain equity exposure by investing in one or more of the domestic or international Underlying Portfolios or ETFs and may obtain fixed income exposure by investing in one or more of the fixed income Underlying Portfolios or ETFs. The cash equivalent portion of the Portfolio may include, but is not limited to, ETFs, investment in debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage- and asset-backed securities, as well as commercial paper, banker’s acceptances, certificates of deposit and time deposits. The adviser may purchase ultra-short bond ETFs as a cash equivalent investment in order to enhance short duration returns. The adviser allocates the Portfolio’s assets among the Underlying Portfolios and ETFs based on the adviser’s economic and market outlook and the investment objectives and strategies of the Underlying Portfolios and ETFs. With respect to the equity and international Underlying Portfolios and ETFs, the adviser considers their investment focus on small, mid or large market capitalizations, domestic or foreign investments, whether the Underlying Portfolio or ETF is diversified or non-diversified and whether it employs a “growth” or “value” style of investing, among other characteristics. With respect to fixed income Underlying Portfolios and ETFs, the adviser considers their focus on investment grade or non-investment grade securities, domestic or foreign investments, whether the issuer is a government or government agency, the duration (that is, a measure of the sensitivity of a portfolio’s fixed income securities to changes in interest rates) and maturity of the Underlying Portfolio or ETF, and other characteristics. The adviser regularly reviews and adjusts the allocation among the Underlying Portfolios and ETFs to favor investments in those Underlying Portfolios and ETFs that the adviser believes provide the most favorable position for achieving the Portfolio’s investment objective.
In connection with the allocation process, the Portfolio may invest more than 25% of its assets in one Underlying Portfolio or one ETF, except that no more than 20% of the Portfolio’s assets will be allocated, in the aggregate, to the High Yield Bond Portfolio and any high yield-focused ETF. The Portfolio may invest up to 25% of its assets, in the aggregate, in international Underlying Portfolios and international-focused ETFs. Notwithstanding the forgoing, the Portfolio may have exposure to high yield debt securities (so called “junk bonds”) and international investments in excess of these aggregate limits from time to time through its investment in other Underlying Portfolios and ETFs that are not principally focused on high yield or international investing.
Through its investments in the equity and international Underlying Portfolios and ETFs, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Through its investments in the fixed income Underlying Portfolios and ETFs, the Portfolio may be exposed to a wide range of fixed income securities with varying durations and maturities, including investment grade and non-investment grade debt securities, debt of corporate and government issuers, inflation-indexed debt securities, and other fixed income instruments. The Fund considers a fixed income security to be investment grade if the security is rated investment grade by at least two of the three credit rating agencies (BBB- or higher by S&P; Baa3 or higher by Moody’s; BBB- or higher by Fitch) and a security to be non-investment grade if the security is rated below investment grade by at least two of the three credit ratings agencies (BB+ or lower by S&P; Ba1 or lower by Moody’s; BB+ or lower by Fitch). An Underlying Portfolio or ETF may invest a large percentage of its assets in a single issuer, security, market or sector (or a limited group thereof) or in the case of an international Underlying Portfolio or ETF, may invest in emerging markets, a small number of countries or a particular geographic region. An Underlying Portfolio or ETF may also use certain derivative instruments including futures, forwards, options and swaps to meet its investment objective and for cash management purposes.
When the adviser deems it to be more efficient or advantageous in managing the Portfolio, the adviser may utilize futures options, forwards and swap agreements (including the purchase and sale of total return equity swaps and credit default swaps) to gain additional exposure to certain markets, sectors or regions, as alternatives to investments in Underlying Portfolios or ETFs, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure.
The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of equities, but who also want the income potential of bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds equity investments.”

Effective October 1, the “PRINCIPAL RISKS” section of the Balanced Portfolio’s Summary is deleted and replaced with the following (restated to update references to ETF usage):
“PRINCIPAL RISKS
Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The Portfolio bears all of the risks associated with the investment strategies used by the Underlying Portfolios and ETFs and other securities in which it invests. Except as otherwise stated, references in this section to the “Portfolio” may relate to the Portfolio, one or more Underlying Portfolios, or both. The main risks of investing in this Portfolio are identified below.
•
Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.
•
Affiliated Portfolio Risk – In managing the Portfolio, the adviser has the authority to select, and allocate among, Underlying Portfolios. The adviser may be subject to potential conflicts of interest in selecting Underlying Portfolios because the fees paid to it by some Underlying Portfolios are higher than the fees paid by other Underlying Portfolios. Moreover, a situation could occur where proper action for the Portfolio could be adverse to the interest of the Underlying Portfolios or vice versa.
•
Asset Allocation Risk – This Portfolio allocates its investments between stock, bond and money market sectors, certain securities and among Underlying Portfolios and ETFs, based upon judgments made by the adviser. The Portfolio could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.
•
Convertible Securities Risk – Convertible securities (which can be bonds, notes, debentures, preferred stock, or other securities which are convertible into or exercisable for common stock), are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. The Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective.
•
Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security held directly or through an Underlying Portfolio or ETF is unwilling or unable to meet its financial obligations. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.
•
Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market, the risk of missed opportunities in other investments and the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate and liquidity risks. The Portfolio’s purchase of forwards and futures contracts may involve risks related to imperfect correlation between the prices of such instruments and the price of the underlying asset, as well as leverage, liquidity and volatility risks. In addition, the purchase of forwards also involves counterparty credit risk as well as heightened market risk. The Portfolio’s purchase of total return equity swap agreements may pose risk arising from losses if the underlying reference asset does not perform as anticipated; such agreements are also subject to counterparty credit, liquidity and leveraging risks. The Portfolio’s use of options involve risk related to the direction and timing of market movements in the price of the underlying asset, obligations related to exercise of the option, and potential loss in value of the initial investment.

•
Equity Securities Risk – The value of equity securities held through the Underlying Portfolios and ETFs, such as common and preferred stocks, could decline if the financial condition of the companies an Underlying Portfolio or ETF is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.
•
Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error. Investing in ultra-short bond ETFs as a cash alternative may pose greater risk than investment in other cash equivalents, such as a money market mutual fund, including risks associated with the credit quality, duration and interest rate sensitivity of the bond instruments held within such ETFs. ETFs are also subject to the risk that their market prices may trade at a premium or discount to their net asset value, which means the Portfolio will overpay for an ETF’s assets if it is trading at a premium and will get less than the value of the ETF’s assets when selling if it is trading at a discount. An active market for an ETF may not be developed or maintained. Trading of an ETF’s shares may be halted by the exchange, in which case the Portfolio would be unable to sell its ETF shares unless and until trading is resumed.
•
Foreign Investing Risk – Exposure to investments in foreign securities, including through Underlying Portfolios and ETFs, may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. Exposure to investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.
•
Fund of Funds Investing Risk – The Portfolio’s investment performance is significantly impacted by the investment performance of the Underlying Portfolios it holds. The ability of the Portfolio to meet its investment objective is related to the ability of the Underlying Portfolios or ETFs to meet their respective investment objectives as well as the adviser’s allocation decisions with respect to the Underlying Portfolios and ETFs. Each of the Underlying Portfolios and ETFs has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios and ETFs in direct proportion to the amount of assets the Portfolio allocates to each Underlying Portfolio and each ETF. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio or ETF, it will be particularly sensitive to the risks associated with that Underlying Portfolio or ETF. Changes in the value of that Underlying Portfolio or ETF may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolios’ or ETFs’ expenses.
•
Geographic Focus Risk – The Portfolio’s performance could be more volatile than that of a more geographically diversified fund and could be significantly impacted as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region. Similarly, the extent to which an Underlying Portfolio or ETF invests a significant portion of its assets in a single country, a small number of countries or a particular geographic region, may also adversely impact the Portfolio, depending on the Portfolio’s level of investment in that Underlying Portfolio or ETF.
•
High Yield Debt Risk – High yield debt securities (so called “junk bonds”) in which the Portfolio has exposure have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, have greater risk of loss than higher rated securities, and are predominantly speculative with respect to an issuer’s ability to pay interest and repay principal. In addition, high yield debt securities may be particularly sensitive to changes in the securities markets.

•
Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments to which the Portfolio has exposure is likely to decline. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income instruments. Duration measures the price sensitivity of a fixed income instrument to changes in interest rates. The Portfolio’s exposure to fixed income instruments and Underlying Portfolios or ETFs with a longer average portfolio duration will be more sensitive to changes in interest rates than those with a shorter average duration.
•
Investment Style Risk – The Portfolio is subject to risks associated with an Underlying Portfolio’s or ETF’s particular style of investing, such as growth or value or a combination of both, and may underperform with respect to its allocation to the Underlying Portfolio or ETF when the market does not favor that particular investment style. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.
•
Large Cap Company Risk – Exposure to investments in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.
•
Large Transaction Risk – The Underlying Portfolios are used as investments for certain fund of funds, including the Portfolio, and may have a large percentage of their shares owned by such funds. Large redemption activity by the Portfolio or another fund of funds could result in the Underlying Portfolio being forced to sell portfolio securities at a loss to meet redemptions. The adviser may coordinate directly with the portfolio managers of the Underlying Portfolios to attempt to ensure that transactions are accommodated efficiently, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect the adviser’s ability to fully implement the Portfolio’s investment strategies.
•
Liquidity Risk – Particular investments, such as small and micro cap stocks, fixed income securities, foreign securities, in particular emerging markets securities, and derivatives to which the Portfolio has exposure, can be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.
•
Market Risk – The risk that the market price of securities owned by the Portfolio or an Underlying Portfolio or ETF in which the Portfolio invests may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments. Such events include the pandemic spread of the novel coronavirus known as COVID-19 and its subsequent variants, which has caused volatility and severe market dislocations and continues to create uncertainties and disruptions negatively affecting global economies and financial markets. The ongoing severity and duration of the COVID-19 pandemic, and the extent of the pandemic’s future impact on economies and markets is difficult to predict but may result in significant and adverse effects on the value of securities owned by the Portfolio and Portfolio performance. Such events also include the recent Russian invasion of Ukraine in February 2022, which increased existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, and may result in severe adverse effects on regional and global economic markets, potentially impacting the value of securities owned in the Portfolio and Portfolio performance.

•
Micro Cap Company Risk – Exposure to investments in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.
•
Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk. Mortgage-related and other asset-backed securities represent interests in pools of mortgages or other assets and often involve risks that are different or possibly more acute than risks associated with other types of debt instruments. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates.
•
Preferred Stocks Risk – Preferred stocks often lack a fixed maturity or redemption date and are therefore more susceptible to price fluctuations when interest rates change. They also carry a greater risk of non-receipt of income because unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable.
•
Sector Focus Risk – To the extent the Portfolio invests in Underlying Portfolios or ETFs with a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes, or increased competition affecting the sector. To the extent the Portfolio invests in Underlying Portfolios or ETFs that are underweight in other sectors, the Portfolio risks missing out on advances in those sectors.
•
Small and Mid Cap Company Risk – Exposure to investments in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.
•
U.S. Government Securities Risk – Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.”
Asset Allocation Portfolio – Modification To Principal Investment Strategies
The Fund’s Board of Directors approved a modification to the Principal Investment Strategies employed for the Asset Allocation Portfolio to authorize the unrestricted use of exchange-traded funds (“ETFs”). Effective October 1, 2022, the “PRINCIPAL INVESTMENT STRATEGIES” section of the Asset Allocation Portfolio’s Summary is deleted and replaced with the following (restated to update references to ETF usage):
“PRINCIPAL INVESTMENT STRATEGIES
Investing in equity, fixed income and cash asset classes, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets utilizing the following strategic asset class target ranges:
Equity Exposure	Fixed Income or Debt Exposure	Cash Equivalents
55 – 75%	25 – 45%	0 – 15%
These foregoing percentage target ranges are not intended to establish minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any strategic asset class component.
The Portfolio operates primarily as a “fund of funds” to gain the Portfolio’s equity, fixed income and cash asset class exposure. The fund may invest in underlying Portfolios of Northwestern Mutual Series Fund, Inc. (each , an “Underlying Portfolio”) and exchange-traded funds (“ETFs”) which are not portfolios of Northwestern Mutual Series Fund, Inc. The Portfolio may obtain equity exposure by investing in one or more of the domestic or international Underlying Portfolios or ETFs and may obtain fixed income exposure by investing in one or more of the fixed income Underlying Portfolios or ETFs. The cash equivalent portion of the Portfolio may include, but is not limited to, ETFs, investments in debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage- and asset-backed securities, as well as commercial paper, banker’s acceptances, certificates of deposit and time deposits. The adviser may purchase ultra-short bond ETFs as a cash equivalent investment in order to enhance short duration returns. The adviser allocates the Portfolio’s assets among the Underlying Portfolios and ETFs based on the adviser’s economic and market outlook and the investment objectives and strategies of the Underlying Portfolios and ETFs. With respect to the equity and international Underlying Portfolios and ETFs, the adviser considers their investment focus on small, mid or large market capitalizations, domestic or foreign investments, whether the Underlying Portfolio or ETF is diversified or non-diversified and whether it employs a “growth” or “value” style of investing, among other characteristics. With respect to fixed income Underlying Portfolios and ETFs, the adviser considers their focus on investment grade or non-investment grade securities, domestic or foreign investments, whether the issuer is a government or government agency, the duration (that is, a measure of the sensitivity of a portfolio’s fixed income securities to changes in interest rates) and maturity of the Underlying Portfolio or ETF, and other characteristics. The adviser regularly reviews and adjusts the allocation among the Underlying Portfolios and ETFs to favor investments in those Underlying Portfolios and ETFs that the adviser believes provide the most favorable position for achieving the Portfolio’s investment objective.
In connection with the allocation process, the Portfolio may invest more than 25% of its assets in one Underlying Portfolio or one ETF, except that no more than 20% of the Portfolio’s assets will be allocated, in the aggregate, to the High Yield Bond Portfolio and any high yield-focused ETF. The Portfolio may invest up to 30% of its assets, in the aggregate, in international Underlying Portfolios and international-focused ETFs. Notwithstanding the foregoing, the Portfolio may have exposure to high yield debt securities (so called “junk bonds”) and international investments in excess of these aggregate limits from time to time through its investments in other Underlying Portfolios and ETFs that are not principally focused on high yield or international investing.
Through its investments in the equity Underlying Portfolios and ETFs , the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Through its investments in the fixed income Underlying Portfolios and ETFs, the Portfolio may be exposed to a wide range of fixed income securities with varying durations and maturities, including investment grade and non-investment grade debt securities, debt of corporate and government issuers, inflation-indexed debt securities, and other fixed income instruments. The Fund considers a fixed income security to be investment grade if the security is rated investment grade by at least two of the three credit rating agencies (BBB- or higher by S&P; Baa3 or higher by Moody’s; BBB- or higher by Fitch) and a security to be non-investment grade if the security is rated below investment grade by at least two of the three credit ratings agencies (BB+ or lower by S&P; Ba1 or lower by Moody’s; BB+ or lower by Fitch). An Underlying Portfolio or ETF may invest a large percentage of its assets in a single issuer, security, market or sector (or a limited group thereof) or in the case of an international Underlying Portfolio or ETF, may invest in emerging markets, a small number of countries or a particular geographic region. An Underlying Portfolio or ETF may also use certain derivative instruments including futures, forwards, options and swaps to meet its investment objective and for cash management purposes.
When the adviser deems it to be more efficient or advantageous in managing the Portfolio, the adviser may utilize futures, options, forwards and swap agreements (including the purchase and sale of total return equity swaps and credit default swaps) to gain additional exposure to certain markets, sectors or regions, as alternatives to investments in Underlying Portfolios or ETFs, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure.
The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of equities with a smaller allocation to bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds equity investments.”
Effective October 1, 2022, the “PRINCIPAL RISKS” section of the Asset Allocation Portfolio’s Summary is deleted and replaced with the following (restated to update references to ETF usage):
“PRINCIPAL RISKS
Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The Portfolio bears all of the risks associated with the investment strategies used by the Underlying Portfolios and ETFs and other securities in which it invests. Except as otherwise stated, references in this section to the “Portfolio” may relate to the Portfolio, one or more Underlying Portfolios, or both. The main risks of investing in this Portfolio are identified below.
•
Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.
•
Affiliated Portfolio Risk – In managing the Portfolio, the adviser has the authority to select, and allocate among, Underlying Portfolios. The adviser may be subject to potential conflicts of interest in selecting Underlying Portfolios because the fees paid to it by some Underlying Portfolios are higher than the fees paid by other Underlying Portfolios. Moreover, a situation could occur where proper action for the Portfolio could be adverse to the interest of the Underlying Portfolios or vice versa.
•
Asset Allocation Risk – This Portfolio allocates its investments between stock, bond and money market sectors, certain securities and among Underlying Portfolios and ETFs, based upon judgments made by the adviser. The Portfolio could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

•
Convertible Securities Risk – Convertible securities (which can be bonds, notes, debentures, preferred stock, or other securities which are convertible into or exercisable for common stock), are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. The Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective.
•
Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security held directly or through an Underlying Portfolio or ETF is unwilling or unable to meet its financial obligations. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.
•
Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market, the risk of missed opportunities in other investments and the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate and liquidity risks. The Portfolio’s purchase of forwards and futures contracts may involve risks related to imperfect correlation between the prices of such instruments and the price of the underlying asset, as well as leverage, liquidity and volatility risks. In addition, the purchase of forwards also involves counterparty credit risk as well as heightened market risk. The Portfolio’s purchase of total return equity swap agreements may pose risk arising from losses if the underlying reference asset does not perform as anticipated; such agreements are also subject to counterparty credit, liquidity and leveraging risks. The Portfolio’s use of options involve risk related to the direction and timing of market movements in the price of the underlying asset, obligations related to exercise of the option, and potential loss in value of the initial investment.
•
Equity Securities Risk – The value of equity securities held through the Underlying Portfolios and ETFs, such as common and preferred stocks, could decline if the financial condition of the companies an Underlying Portfolio or ETF is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.
•
Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error. Investing in ultra-short bond ETFs as a cash alternative may pose greater risk than investment in other cash equivalents, such as a money market mutual fund, including risks associated with the credit quality, duration and interest rate sensitivity of the bond instruments held within such ETFs. ETFs are also subject to the risk that their market prices may trade at a premium or discount to their net asset value, which means the Portfolio will overpay for an ETF’s assets if it is trading at a premium and will get less than the value of the ETF’s assets when selling if it is trading at a discount. An active market for an ETF may not be developed or maintained. Trading of an ETF’s shares may be halted by the exchange, in which case the Portfolio would be unable to sell its ETF shares unless and until trading is resumed.
•
Foreign Investing Risk – Exposure to investments in foreign securities, including through Underlying Portfolios and ETFs, may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. Exposure to investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•
Fund of Funds Investing Risk – The Portfolio’s investment performance is significantly impacted by the investment performance of the Underlying Portfolios it holds. The ability of the Portfolio to meet its investment objective is related to the ability of the Underlying Portfolios or ETFs to meet their respective investment objectives as well as the adviser’s allocation decisions with respect to the Underlying Portfolios and ETFs. Each of the Underlying Portfolios and ETFs has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios and ETFs in direct proportion to the amount of assets the Portfolio allocates to each Underlying Portfolio and each ETF. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio or ETF, it will be particularly sensitive to the risks associated with that Underlying Portfolio or ETF. Changes in the value of that Underlying Portfolio or ETF may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolios’ or ETFs’ expenses.
•
Geographic Focus Risk – The Portfolio’s performance could be more volatile than that of a more geographically diversified fund and could be significantly impacted as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region. Similarly, the extent to which an Underlying Portfolio or ETF invests a significant portion of its assets in a single country, a small number of countries or a particular geographic region, may also adversely impact the Portfolio, depending on the Portfolio’s level of investment in that Underlying Portfolio or ETF.
•
High Yield Debt Risk – High yield debt securities (so called “junk bonds”) in which the Portfolio has exposure have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, have greater risk of loss than higher rated securities, and are predominantly speculative with respect to an issuer’s ability to pay interest and repay principal. In addition, high yield debt securities may be particularly sensitive to changes in the securities markets.
•
Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments to which the Portfolio has exposure is likely to decline. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income instruments. Duration measures the price sensitivity of a fixed income instrument to changes in interest rates. The Portfolio’s exposure to fixed income instruments and Underlying Portfolios or ETFs with a longer average portfolio duration will be more sensitive to changes in interest rates than those with a shorter average duration.
•
Investment Style Risk – The Portfolio is subject to risks associated with an Underlying Portfolio’s or ETF’s particular style of investing, such as growth or value or a combination of both, and may underperform with respect to its allocation to the Underlying Portfolio or ETF when the market does not favor that particular investment style. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.
•
Large Cap Company Risk – Exposure to investments in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.
•
Large Transaction Risk – The Underlying Portfolios are used as investments for certain fund of funds, including the Portfolio, and may have a large percentage of their shares owned by such funds. Large redemption activity by the Portfolio or another fund of funds could result in the Underlying Portfolio being forced to sell portfolio securities at a loss to meet redemptions. The adviser may coordinate directly with the portfolio managers of the Underlying Portfolios to attempt to ensure that transactions are accommodated efficiently, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect the adviser’s ability to fully implement the Portfolio’s investment strategies.

•
Liquidity Risk – Particular investments, such as small and micro cap stocks, fixed income securities, foreign securities, in particular emerging markets securities, and derivatives to which the Portfolio has exposure, can be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.
•
Market Risk – The risk that the market price of securities owned by the Portfolio or an Underlying Portfolio or ETF in which the Portfolio invests may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments. Such events include the pandemic spread of the novel coronavirus known as COVID-19 and its subsequent variants, which has caused volatility and severe market dislocations and continues to create uncertainties and disruptions negatively affecting global economies and financial markets. The ongoing severity and duration of the COVID-19 pandemic, and the extent of the pandemic’s future impact on economies and markets is difficult to predict but may result in significant and adverse effects on the value of securities owned by the Portfolio and Portfolio performance. Such events also include the recent Russian invasion of Ukraine in February 2022, which increased existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, and may result in severe adverse effects on regional and global economic markets, potentially impacting the value of securities owned in the Portfolio and Portfolio performance.
•
Micro Cap Company Risk – Exposure to investments in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.
•
Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk. Mortgage-related and other asset-backed securities represent interests in pools of mortgages or other assets and often involve risks that are different or possibly more acute than risks associated with other types of debt instruments. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates.
•
Preferred Stocks Risk – Preferred stocks often lack a fixed maturity or redemption date and are therefore more susceptible to price fluctuations when interest rates change. They also carry a greater risk of non-receipt of income because unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable.
•
Sector Focus Risk – To the extent the Portfolio invests in Underlying Portfolios or ETFs with a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes, or increased competition affecting the sector. To the extent the Portfolio invests in Underlying Portfolios or ETFs that are underweight in other sectors, the Portfolio risks missing out on advances in those sectors.
•
Small and Mid Cap Company Risk – Exposure to investments in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

•
U.S. Government Securities Risk – Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.”
Effective October 1, 2022, the “Fund of Funds Investing” sub-section under the “More About Principal Investment Strategies and Risks” section of the Prospectus is deleted and replaced with the following:
“Fund of Funds Investing. Each of the Balanced and Asset Allocation Portfolios operate primarily as a “fund of funds” by investing in one or more of the equity and international portfolios, and one or more of the fixed income portfolios, of the Fund (each, an “Underlying Portfolio”) , in addition to exchange-traded funds (“ETFs”), to gain exposure to the equity and fixed income components of its principal investment strategy. The ETFs are not portfolios of the Fund. The portfolios of the Fund that may serve as Underlying Portfolios include the following:
Equity Portfolios	International Portfolios
Growth Stock Portfolio	International Growth Portfolio
Focused Appreciation Portfolio	Research International Core Portfolio
Large Cap Core Stock Portfolio	International Equity Portfolio
Large Cap Blend Portfolio	Emerging Markets Equity Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio	Fixed Income Portfolios
Domestic Equity Portfolio	Government Money Market Portfolio
Equity Income Portfolio	Short-Term Bond Portfolio
Mid Cap Growth Stock Portfolio	Select Bond Portfolio
Index 400 Stock Portfolio	Long-Term U.S. Government Bond Portfolio
Mid Cap Value Portfolio	Inflation Protection Portfolio
Small Cap Growth Stock Portfolio	High Yield Bond Portfolio
Index 600 Stock Portfolio	Multi-Sector Bond Portfolio
Small Cap Value Portfolio
The Adviser allocates the assets of the Balanced and Asset Allocation Portfolios among the Underlying Portfolios and ETFs based on the Adviser’s economic and market outlook and the investment objectives and strategies of the Underlying Portfolios and ETFs. With respect to the equity and international Underlying Portfolios, the Adviser considers their investment focus on small, mid or large market capitalizations, domestic or foreign investments, whether the Underlying Portfolio is diversified or non-diversified and whether it employs a “growth” or “value” style of investing, among other characteristics. Under normal conditions, the equity portion of the strategy will be allocated to one or more actively managed equity and international Underlying Portfolios and not to the Fund’s index portfolios: the Index 500 Stock, Index 400 Stock, and Index 600 Stock Portfolios. With respect to fixed income Underlying Portfolios, the Adviser considers their focus on investment grade or non-investment grade debt securities, domestic or foreign investments, whether the issuer is a government or government agency, the duration and maturity of the Underlying Portfolio, and other characteristics. The Adviser regularly reviews and adjusts the allocation among the Underlying Portfolios and ETFs to favor investments that the Adviser believes provide the most favorable position for achieving the Portfolio’s investment objective.

In connection with the allocation process, the Adviser may from time to time invest more than 25% of the assets of the Balanced Portfolio or the Asset Allocation Portfolio in one Underlying Portfolio or one ETF, except that no more than 20% of either the Balanced or Asset Allocation Portfolio’s assets will be allocated , in the aggregate, to the High Yield Bond Portfolio and any high yield-focused ETF. The Balanced Portfolio may invest up to 25%, and the Asset Allocation Portfolio may invest up to 30%, of total portfolio assets, in the aggregate, in international Underlying Portfolios and international-focused ETFs. The Balanced and the Asset Allocation Portfolios may have exposure to high yield securities and international investments in excess of these aggregate limits through their investments in other Underlying Portfolios and ETFs that are not chiefly focused on high yield or international investing.
Through its investments in the equity and international Underlying Portfolios and ETFs, the Balanced and Asset Allocation Portfolios may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Through its investments in the fixed income Underlying Portfolios and ETFs, each Portfolio may be exposed to a wide range of fixed income securities with varying durations and maturities, including investment grade and non-investment grade debt securities, debt of corporate and government issuers, inflation-indexed debt securities, and other fixed income instruments. An Underlying Portfolio or ETF may invest a large percentage of its assets in a single issuer, security, market or sector (or limited group thereof) or in the case of an international Underlying Portfolio or international ETF, may invest in emerging markets, a small number of countries or a particular geographic region. An Underlying Portfolio or ETF may also use certain derivative instruments including futures, forwards, options and swaps to meet their investment objective and for cash management purposes. For a discussion of equity securities, foreign securities (including emerging markets) and derivatives, see the corresponding headings above in this section of the Prospectus.
Risks of Fund of Funds Investing. To the extent that the Balanced or Asset Allocation Portfolio invests in an Underlying Portfolio or ETF, the Portfolio indirectly bears all the risks associated with the investment strategies used by that Underlying Portfolio or ETF in direct proportion to the amount of assets the Portfolio allocates to that Underlying Portfolio or ETF, and bears a pro rata share of the Underlying Portfolio’s or ETF’s expenses in addition to its own expenses. A description of the principal investment strategies, the principal risks associated with those strategies, and expense information for each Underlying Portfolio is set forth in the “PORTFOLIO SUMMARIES” section at the beginning of this Prospectus. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio or single ETF, it will be particularly sensitive to the risks associated with that Underlying Portfolio or ETF, and changes in the value of that Underlying Portfolio or ETF may have a significant effect on the Portfolio’s net asset value. The performance of each such Portfolio is significantly impacted by the investment performance of the Underlying Portfolios and ETFs it holds. The ability of the Portfolio to meet its investment objective with respect to its fund of funds strategy is related to the ability of the Underlying Portfolios and ETFs to meet their respective investment objectives as well as the Adviser’s allocation decisions with respect to the Underlying Portfolios and ETFs. The Underlying Portfolios and ETFs will pursue their investment objectives and strategies without the approval of the Portfolios. If an Underlying Portfolio or ETF were to change its investment objective or strategies, a Portfolio may be forced to withdraw its investment from the Underlying Portfolio or ETF at a disadvantageous time. Because the Portfolios and the Underlying Portfolios are affiliated funds, the Portfolios are subject to risks associated with such affiliation. The Adviser will have the authority to select and allocate investments of the Portfolios among the Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in selecting Underlying Portfolios because the fees paid to it by some Underlying Portfolios are higher than the fees paid by other Underlying Portfolios. Moreover, a situation could occur where proper action for a Portfolio could be adverse to the interest of the Underlying Portfolios or vice versa.
Underlying Portfolio Risks. The Underlying Portfolios are used as investments for the Balanced and Asset Allocation Portfolios, and may have a large percentage of their shares owned by such Portfolios. Subject to the investment policies of the Balanced and Asset Allocation Portfolios, there is no limit on the percentage of an Underlying Portfolio’s shares that may be owned by the Balanced and/or Asset Allocation Portfolios and such ownership percentage may exceed a majority of an Underlying Portfolio’s shares. For information relating to ownership by the Balanced and Asset Allocation Portfolios of each of the Underlying Portfolio’s shares, see “Appendix C – Ownership of Shares of the Fund” in the Fund’s Statement of Additional Information. Each Underlying Portfolio may experience large investments or redemptions from a Portfolio due to reallocation or rebalancing of the Portfolios. In the event of a large investment by a Portfolio, the Underlying Portfolio may be unable to quickly deploy the new funds in its strategy resulting in a larger cash position than typical for a period of time, which may cause the Portfolio to miss out on potential investment opportunities and gains if the market advances during that period. Large redemption activity by a Portfolio could result in the Underlying Portfolio being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions by a Portfolio could also cause an Underlying Portfolio’s expense ratio to increase due to a resulting smaller asset base. Consequently, relatively large investments and redemptions by a Portfolio could adversely affect the performance of a Portfolios and the Underlying Portfolios. The Adviser may coordinate directly with the portfolio managers of the Underlying Portfolios to attempt to ensure that transactions are accommodated efficiently, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect the Adviser’s ability to fully implement a Portfolio’s investment strategies. In addition, each Underlying Portfolio is subject to investment restrictions imposed by SEC Rule 12d1-4, which limits the Underlying Portfolio’s investments other funds to 10% of its total assets. For this purpose, funds include mutual funds, ETFs and other types of pooled investment vehicles like CLOs, CDOs, private mortgage REITS and other private securities relying on Sections 3(c)(1) or (7) of the 1940 Act to avoid registration. These restrictions may limit the ability of an Underlying Portfolio to fully pursue its investment strategy.”
Securities and Exchange Commission Rule 18f-4
As a result of the adoption by the Securities and Exchange Commission (“SEC”) of new Rule 18f-4 under the Investment Company Act of 1940 (“1940 Act”), providing for an updated and more comprehensive approach to the regulation of the use of derivatives and certain related instruments by registered investment companies such as the Fund, certain provisions of the Prospectus will be modified.
The following risks are hereby added to the list of “Risks of Derivatives” in the sub-section on Derivatives in the section of the Prospectus titled “More About Principal Investment Strategies and Risks”:
“Operational Risk. Operational risk generally refers to the risks related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error.
“Legal Risk. Legal risk refers to the risks related to insufficient documentation, insufficient capacity or authority of a counterparty to enter into a derivatives transactions, or legality or enforceability of a derivatives transaction contract.”

Under the section of the Prospectus entitled “More About Principal Investment Strategies and Risks” the second paragraph under the “Leverage” sub-section, titled “Asset Coverage, Segregation and Earmarking Requirements” is hereby deleted and replaced with the following:
“Rule 18f-4 Requirements related to Derivatives. Effective August 19, 2022, the Series Fund has adopted a derivatives risk management program pursuant to Rule 18f-4. Rule 18f-4 permits a fund to enter into derivatives transactions provided it adopts and implements a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and complies with specific value-at-risk leverage limits for certain derivatives users and reporting requirements in respect of derivatives usage. As the Series Fund Portfolios come into compliance with Rule 18f-4, the Portfolios’ approach to asset segregation and coverage requirements will be impacted. In addition, Rule 18f-4 could restrict a Portfolio’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of a Portfolio.”
Additionally, all cross-references in the Prospectus to the sub-section titled “Asset Coverage, Segregation and Earmarking Requirements” as well as all references and disclosure addressing asset coverage, segregation and earmarking requirements related to derivatives transactions are deleted from the Prospectus.
Securities and Exchange Commission Rule 2a-5
As a result of the adoption by the SEC of new Rule 2a-5 under the 1940 Act addressing valuation practices and the role of board of directors with respect to the fair value of the investments of a registered investment company such as the Fund, certain provisions of the Prospectus will be modified. Effective September 8, 2022, the “How Shares Are Priced” and “Fair Value Pricing” sub-sections in the “ABOUT YOUR INVESTMENT” section of the Prospectus are deleted and replaced with the following:
“How Shares Are Priced
Shares of capital stock of each Portfolio of the Fund are offered and redeemed at their net asset value (“NAV”) as next determined following receipt of a purchase order or tender for redemption without the addition of any selling commission or “sales load” or any redemption charge. The redemption price may be more or less than the shareholder’s cost. A Portfolio’s NAV is determined as of the close of trading on the New York Stock Exchange (typically 4:00 p.m., Eastern time) on each day on which the Exchange is open for trading. To the extent a Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the value of these investments may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.
For purposes of valuing securities held by a Portfolio, Section 2(a)(41) of the 1940 Act and Rule 2a-4 thereunder provide that securities for which market quotations are readily available are to be valued at market value and all other securities and assets are to be valued at fair value as determined in good faith by the Fund’s Board of Directors. Rule 2a-5 under the 1940 Act provides that a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. It is the Fund’s policy to price securities and other Portfolio assets with market quotations when the same are readily available, and to fair value all other securities and assets in accordance with the requirements of SEC Rule 2a-5.”
“Fair Value Pricing

All Portfolio securities and other assets for which market quotations are not readily available, as defined by Rule 2a-5, are valued at their fair value as determined in good faith pursuant to pricing procedures approved by the Board of Directors. The Board of Directors has designated the Adviser as the Board’s valuation designee under Rule 2a-5. As such, the Adviser will execute the fair valuation process on the Board’s behalf.
Debt securities are generally valued using evaluated prices based on accepted industry conventions obtained from independent pricing services. The independent pricing service may value a debt security by employing methods that utilize a market model that takes into consideration actual market transactions, broker-dealer valuations, and/or yield data relating to securities with similar characteristics. Fair valuation procedures may be used under certain circumstances when pricing service valuations are not available or when the Board or its valuation designee determines the valuation does not reflect the debt security’s fair value. On any day a price is not available for a debt security with a remaining maturity of sixty days or less, such security may be fair valued by reference to the security’s amortized cost. All debt securities of the Government Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.
Swap contracts and other derivatives are valued at evaluated prices provided by the respective exchange, a pricing service or, if a pricing service is unable to supply a price for a particular swap, pursuant to fair value pricing procedures, which may include the use of broker quotations or valuation models, including those used by the Adviser or a Sub-Adviser.
The possibility of fair value pricing means that changes in a Portfolio’s NAV may not always correspond to changes in quoted prices of a Portfolio’s investments. Fair value procedures may be widely used to value foreign securities.
Many securities markets and exchanges outside the United States close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. The Fund utilizes fair value pricing procedures which, among other things, provide that certain securities will be valued at fair value if such subsequent events are considered likely to have a material effect on the value of a Portfolio’s shares. To help address circumstances when significant events may materially affect the value of foreign securities and render the closing market quotations for such securities stale or unreliable, the pricing procedures authorize the use of a pricing service to assist the Fund in valuing certain securities listed or traded on foreign securities exchanges in the Portfolios in certain circumstances when there is a significant change in the value of potentially related U.S.-traded securities, as represented by, for example, a broad based market index. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund with respect to its foreign investments to a significant extent. The Fund may also fair value certain foreign or domestic portfolio securities in certain other circumstances when market quotations for a security may not be readily available, such as, without limitation, if the exchange on which a security is principally traded closed early, or if trading in a particular security was halted during the day and did not resume prior to the time when a Portfolio calculated its NAV. Although the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund with respect to securities and other types of investments which are not frequently traded, to a significant extent.
A more detailed discussion of asset valuation methods is included in the Statement of Additional Information.”

Effective September 8, 2002 the following new sub-section is inserted following the “How Shares Are Priced” sub-section (in the “ABOUT YOUR INVESTMENT” section of the Prospectus):
“Securities for Which Market Quotations are Readily Available
Equity securities for which market quotations are readily available are valued at the last sale or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the event there were no sales during the day or closing prices are not available, securities are generally valued at the last quoted bid price.
Futures contracts are valued at the closing settlement price on the commodities exchange. Options contracts are valued at the last quoted sales price or, if there is no such reported sale, long positions are valued at the most recent bid price, and short positions at the ask price.
With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940 (other than ETFs), the Portfolio’s NAV is calculated based on the NAVs of the registered open-end management companies in which the Portfolio invests. The prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. ETFs are valued at the last sale price as reported by an independent pricing service on the primary exchange on which they are traded.”
Large Company Value Portfolio—Portfolio Managers Update
Effective December 31, 2022, Phillip N. Davidson will no longer serve as a Portfolio Manager for the Large Company Value Portfolio. Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Large Company Value Portfolio in the Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“PORTFOLIO MANAGEMENT
Investment Adviser: Mason Street Advisors, LLC
Sub-Adviser: American Century Investment Management, Inc. (American Century)
Portfolio Managers: Brian Woglom, CFA, Vice President and Senior Portfolio Manager, joined American Century in 2005 and has served as a manager for the Portfolio since 2016.
Phillip N. Davidson, CFA, Senior Vice President and Executive Portfolio Manager, joined American Century in 1993 as Portfolio Manager, and began managing the Portfolio in 2018. Effective December 31, 2022, Mr. Davidson will no longer serve as portfolio manager for the Portfolio.
Philip Sundell, CFA, Portfolio Manager, joined American Century Investments in 1997 and began managing the Portfolio in April 2019.
Adam Krenn, CFA, Portfolio Manager and Senior Investment Analyst, joined American Century in 2011 and began managing the Portfolio in February 2022.”
Mid Cap Value Portfolio—Portfolio Managers Update
Effective December 31, 2022, Phillip N. Davidson will no longer serve as a Portfolio Manager for the Mid Cap Value Portfolio. Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Mid Cap Value Portfolio in the Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC
Sub-Adviser: American Century Investment Management, Inc. (American Century)
Portfolio Managers: Phillip N. Davidson, CFA, Senior Vice President and Executive Portfolio Manager, joined American Century in 1993 as Portfolio Manager, and began managing the Portfolio in 2009. Effective December 31, 2022, Mr. Davidson will no longer serve as portfolio manager for the Portfolio.
Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager, has served American Century as a Portfolio Manager since 2004 and began managing the Portfolio in 2009.
Kevin Toney, CFA, Chief Investment Officer - Global Value Equity, Senior Vice President and Senior Portfolio Manager, has served American Century as a Portfolio Manager since 2006 and began managing the Portfolio in 2009.
Brian Woglom, CFA, Vice President and Senior Portfolio Manager, has served American Century as a Portfolio Manager since 2012 and began managing the Portfolio in 2012.
Nathan Rawlins, CFA, Portfolio Manager and Senior Investment Analyst, has served American Century as a Portfolio Manager since March 2022 and began managing the Portfolio in May 2022.”
In addition, the information that appears in the Prospectus under both “THE INVESTMENT ADVISER AND SUB-ADVISERS—Portfolio Managers—Large Company Value Portfolio” and “THE INVESTMENT ADVISER AND SUB-ADVISERS—Portfolio Managers—Mid Cap Value Portfolio” is amended to delete references to Phillip N. Davidson, effective December 31, 2022.
Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.
Supplement Dated August 30, 2022 to the
Statement of Additional Information Dated May 1, 2022
This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2022, as supplemented June 10, 2022 and June 28, 2022. You should read this Supplement together with the SAI.
Balanced and Asset Allocation Portfolios – Use of Exchange Traded Funds
The Funds’ Board of Directors approved a modification to the Principal Investment Strategies employed for both the Balanced and Asset Allocation Portfolios to authorize the unrestricted use of exchange-traded funds (“ETFs”). As a result of the foregoing modification, effective October 1, 2022 the sub-section titled “MORE ABOUT THE PORTFOLIOS’ OBJECTIVES AND STRATEGIES – Investment Company Securities And Exchange Traded Funds ” of the SAI beginning on page B-35 is amended to delete the second paragraph and replace it with the following paragraph:
“Each of the Balanced and Asset Allocation Portfolios (the “Allocation Portfolios”) invests in other Portfolios of the Fund and ETFs. The Allocation Portfolios may pursue the equity component of their investment strategies by investing its assets in one or more of the following other Fund Portfolios: Growth Stock, Focused Appreciation, Large Cap Core Stock, Large Cap Blend, Index 500 Stock, Large Company Value, Domestic Equity, Equity Income, Mid Cap Growth, Index 400 Stock, Mid Cap Value, Small Cap Growth Stock, Index 600 Stock, Small Cap Value, International Growth, Research International Core, International Equity and Emerging Markets Equity Portfolios (the “Underlying Portfolios”). Each of the Allocation Portfolios may pursue the fixed income component of their investment strategies by investing its assets in one or more of the following other Fund Portfolios: Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, and Multi-Sector Bond Portfolio (each also an “Underlying Portfolio”). In addition, each of the Allocation Portfolios may invest in ETFs as a principal investment strategy and for specific purposes, such as gaining additional exposure to certain markets, sectors, or regions, as a cash equivalent alternative investment, and for other purposes described in the Prospectus. For more information about the Underlying Portfolios, please see the Fund’s Prospectus.”
Securities and Exchange Commission Rule 18f-4
As a result of the adoption by the Securities and Exchange Commission (“SEC”) of new Rule 18f-4 under the Investment Company Act of 1940 (the “1940 Act”), providing for an updated and more comprehensive approach to the regulation of the use of derivatives and certain related instruments by registered investment companies such as the Fund, certain provisions of the SAI will be modified.
The following risks are hereby added to the list of “General Risks” in the sub-section of the SAI titled “Derivatives Instruments” beginning on page B-13:
“Operational Risk. Operational risk generally refers to the risks related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error. Operational risks related to derivatives transactions are mitigated through a variety of processes, including trade confirmation review and segregation controls, risk management plans, third-party vendor procurement processes, and disaster recovery and business continuity procedures, among others.

“Legal Risk. Legal risk refers to the risks related to insufficient documentation, insufficient capacity or authority of a counterparty to enter into a derivatives transactions, or legality or enforceability of a derivatives transaction contract. Legal risks related to derivatives transactions are mitigated through a variety of processes, including the review and negotiation of derivatives-related documentation related to derivatives transactions, as well as the ongoing monitoring of regulatory releasees, guidance and other publications to ensure sufficient liquidity and compliance with applicable securities laws, among other processes.”
Additionally, the “Asset Coverage, Segregation and Earmarking Related to Derivatives Obligations” sub-section under “More Information About Types of Derivative Instruments, Strategies, and Related Risks” in the SAI on page B-23 is hereby removed and replaced with the following:
“Rule 18f-4 Program Concerning Derivatives Usage
Pursuant to Rule 18f-4 under the 1940 Act, the Series Fund, on behalf of the Portfolios, has adopted and implemented a derivatives risk management program, which includes policies and procedures that are reasonably designed to manage each Portfolio’s derivatives risk and reasonably segregates the functions associated with the program from the portfolio management of the Portfolios. Rule 18f-4 permits a fund to enter into derivatives transactions provided it adopts and implements a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and complies with specific value-at-risk leverage limits for certain derivatives users and reporting requirements in respect of derivatives usage.
Separately, pursuant to Rule 38a-1 of the 1940 Act, the Series Fund has adopted Rule 18f-4 policies and procedures, which operate in conjunction with the Rule 18f-4 Program. The Series Fund Rule 18f-4 program and policies and procedures provide for the establishment, maintenance, and enforcement of investment, risk management, and related guidelines for each Portfolio’s derivatives risks.
As the Series Fund Portfolios come into compliance with Rule 18f-4, the Portfolios’ approach to asset segregation and coverage requirements will be impacted. In addition, Rule 18f-4 could restrict a Portfolio’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of a Portfolio.”
Further, all cross-references in the SAI to the sub-section titled “Asset Coverage, Segregation and Earmarking Related to Derivatives Obligations” as well as all references and disclosure addressing asset coverage, segregation and earmarking requirements related to derivatives transactions are deleted from the SAI.
Securities and Exchange Commission Rule 2a-5
As a result of the adoption by the Securities and Exchange Commission (“SEC”) of new Rule 2a-5 under the Investment Company Act of 1940 certain provisions of the SAI will be modified. Effective September 8, 2022, the disclosure set forth in the  section of the SAI titled “PURCHASE, REDEMPTION AND PRICING OF SHARES” beginning on page B-81 is deleted in its entirety and replaced with the following:
“PURCHASE, REDEMPTION AND PRICING OF SHARES

Shares of each Portfolio are offered and redeemed at their net asset value as next determined following receipt of a purchase order or tender for redemption without the addition of any selling commission or “sales load” or any redemption charge. The redemption price may be more or less than the shareholder’s cost.
The net asset value of each share of each Portfolio is the net asset value of the entire Portfolio divided by the number of shares of the Portfolio outstanding. The net asset value of an entire Portfolio is determined by computing the value of all assets of the Portfolio and deducting all liabilities, including reserves and accrued liabilities of the Portfolio. The net asset value is determined as of the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading.
The Fund and the Adviser have adopted joint pricing policies and procedures (“Pricing Procedures”) which govern the pricing of Portfolio securities and other investments. The Board has approved the Pricing Procedures and designated the Adviser as the Board’s valuation designee under SEC Rule 2a-5 to be responsible for the execution of the valuation process for the securities and other assets held by each Portfolio. The day-to-day responsibility for pricing Portfolio securities and other investments has been delegated to State Street Bank and Trust Company (“State Street”) in its capacity as fund accountant, subject to the oversight of the Adviser. The Adviser has formed a cross-functional group comprised of representatives from Northwestern Mutual and Fund officers to assist it with its responsibilities as valuation designee. While the Board has designated the Adviser to perform these responsibilities, it will oversee the Adviser in its role as valuation designee.
For purposes of valuing securities held by a Portfolio, Section 2(a)(41) of the 1940 Act and Rule 2a-4 thereunder provide that securities for which market quotations are readily available are to be valued at market value and all other securities and assets are to be valued at fair value as determined in good faith by the Fund’s Board of Directors. Rule 2a-5 under the 1940 Act provides that a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. This definition is consistent with the definition of a Level 1 input in the fair value hierarchy outlined in U.S. Generally Accepted Accounting Principles (“GAAP”). It is the Fund’s policy to price securities and other Portfolio assets with market quotations when the same are readily available, and to fair value all other securities and assets in accordance with the requirements of SEC Rule 2a-5.
Securities for Which Market Quotations are Readily Available
Portfolio securities for which market quotations are readily available are valued at current market value.
Equity securities for which market quotations are readily available are valued at the last sale or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the event there were no sales during the day or closing prices are not available, securities are generally valued at the last quoted bid price. Unlisted equity securities are generally valued at the last sale price or closing bid price if no sale has occurred. Short positions of equity investments are valued in accordance with the same methodologies and procedures outlined above with respect to equity investments, except that when a last sale price or official close price is unavailable, the latest asked price rather than the latest bid price shall be used.

Futures contracts are generally valued at the closing settlement price on the commodities exchange. Options contracts are valued at the last quoted sales price or, if there is no such reported sale, long positions are valued at the most recent bid price, and short positions at the ask price.
If an asset or liability is valued in a currency other than U.S. dollars, its value is converted into U.S. dollars by multiplying the local currency value of the investment by the spot U.S. dollar exchange rate for such currency.
With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act (other than ETFs), the Portfolio’s net asset value is calculated based on the net asset values of the registered open-end management companies in which the Portfolio invests. The prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. ETFs are valued at the last sale price as reported by an independent pricing service on the primary exchange on which they are traded.
Securities for Which Market Quotations are Not Deemed Readily Available Under Rule 2a-5
All Portfolio securities and other assets for which market quotations are not readily available, as defined by Rule 2a-5, are valued at their fair value as determined in good faith pursuant to the Pricing Procedures.
Debt securities are generally valued using evaluated prices based on accepted industry conventions obtained from independent pricing services. Fair valuation procedures may be used under certain circumstances when pricing service valuations are not available or when the Board’s valuation designee determines the valuation does not reflect the debt security’s fair value. On any day a price is not available for a debt security with a remaining maturity of sixty days or less, such security may be fair valued by reference to the security’s amortized cost. Debt securities purchased on a “when issued” basis are valued at the security’s acquisition cost until a price from an independent pricing service becomes available, unless such security is not expected to become freely tradable promptly, in which case the securities will be valued at their fair value as determined in good faith in accordance with the Pricing Procedures.
All debt securities of the Government Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market. Under the amortized cost method of valuation, the security will initially be valued at the cost on the date of purchase; and thereafter the Portfolio will assume a constant proportionate amortization in value until maturity of any discount or premium.
Derivatives are valued at prices provided by pricing services or pursuant to fair valuation procedures outlined in the Pricing Procedures which may include the use of broker quotations or valuation models, including those used by the Adviser or Sub-Adviser. Swap contracts and other derivatives are valued at evaluated prices provided by the respective exchange, a pricing service or, if a pricing service is unable to supply a price for a particular swap, pursuant to fair value pricing procedures, which may include the use of broker quotations or valuation models, including those used by the Adviser or a Sub-Adviser.
The value of a foreign security held by a Portfolio is determined as of the close of trading on the foreign exchange on which it is traded, or as of the close of trading on the New York Stock Exchange (typically 4:00 p.m., Eastern time), if that is earlier. Occasionally, events which affect the values of such securities may occur between the times at which they are determined and the close of the New York Stock Exchange, and will therefore not be reflected in the computation of the

Portfolio’s net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value in good faith as determined by the Adviser in accordance with the Pricing Procedures. If on any business day a change in the value of the equity markets exceeds a certain threshold as determined by reference to a broad based index, then each foreign security held by a Portfolio will be valued at its fair value by using a value determined by an independent pricing agent rather than using the last closing price of such foreign security on its principal overseas market. A value determined by an independent pricing agent will also be used to fair value foreign securities held by a Portfolio on any day when a foreign market is closed due to a local holiday or other scheduled closure, but the New York Stock Exchange is open.
The Government Money Market Portfolio will use its best efforts to maintain a constant net asset value per share of $1.00 (computed to an accuracy of $.005); however, the net asset value is subject to fluctuation based upon changes in the value of the Portfolio’s securities. Accordingly, if net losses on the Portfolio’s securities for a given period exceed income after expenses, the net asset value per share of Government Money Market Portfolio capital stock will decline. The Board may take such action as it considers appropriate to maintain the stability of the net asset value per share. For example, the directors may reduce or suspend the payment of dividends if the net asset value per share should decline below $.995 and the directors may supplement such dividends with other distributions if the net asset value per share should rise above $1.005.
Payment for the shares redeemed must be made within seven days after receipt of a redemption request in good order. The Fund typically expects to pay out redemption proceeds within two days following receipt of a redemption request in good order. The right to redeem Fund shares may be suspended, or payment of the redemption value postponed, during any period in which the New York Stock Exchange is closed or trading thereon is restricted, or any period during which an emergency exists, or as otherwise permitted by the 1940 Act.”
Appendix D – Portfolio Managers Update – Large Company Value and Mid Cap Value Portfolios
Effective December 31, 2022, Phillip N. Davidson will no longer serve as a portfolio manager of the Large Company Value and Mid Cap Value Portfolios. All references to Mr. Davidson in the SAI are deleted as of such date.
Please retain this Supplement for future reference.